Financial Result (Details Narrative) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest expense		€ 1,133	€ 1,207	€ 1,168
Interest payable	€ 800	600	800	1,200
Principal repayment		650
Warrant Bond II [Member ]
Statement Line Items [Line Items]
Interest payable	400		400
Principal repayment	8,700
2009/2017 Warrant Bond [Member]
Statement Line Items [Line Items]
Interest expense		300	500
Repurchase of warrant bonds		200	200
Interest payable	500		500	400
2009/2017 Warrant Bond [Member] | Warrant Bond On 28 February 2014 [Member]
Statement Line Items [Line Items]
Repurchase of warrant bonds			200	200
2016/2021 Convertible Bond [Member]
Statement Line Items [Line Items]
Interest expense			200
2017/2011 Convertible Bond [Member]
Statement Line Items [Line Items]
Interest expense		13
EIB Loan Made Available in July 2017 [Member]
Statement Line Items [Line Items]
Interest expense		€ 500	0
2011/2016 Warrant Bond [Member]
Statement Line Items [Line Items]
Interest payable	€ 700		€ 700	€ 700